Employee Benefits - Major Employee Benefit Expenses Other Than Retirement Benefits (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Compensation Related Costs [Abstract]
Salary	¥ 417,860	¥ 272,930	¥ 215,256
Bonuses	135,938	89,439	70,708
Other	¥ 157,722	¥ 93,711	¥ 81,616